                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4253
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                      MFS GOVERNMENT LIMITED MATURITY FUND
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: December 31
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                  Date of reporting period: December 31, 2005
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ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) GOVERNMENT LIMITED MATURITY FUND                               12/31/05

ANNUAL REPORT
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LETTER FROM THE CEO                               1
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PORTFOLIO COMPOSITION                             2
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MANAGEMENT REVIEW                                 3
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PERFORMANCE SUMMARY                               4
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EXPENSE TABLE                                     7
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PORTFOLIO OF INVESTMENTS                          9
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FINANCIAL STATEMENTS                             11
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NOTES TO FINANCIAL STATEMENTS                    19
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REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                           26
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TRUSTEES AND OFFICERS                            27
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BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT    32
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PROXY VOTING POLICIES AND
INFORMATION                                      36
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QUARTERLY PORTFOLIO DISCLOSURE                   36
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FEDERAL TAX INFORMATION                          36
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CONTACT INFORMATION                      BACK COVER
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THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF
SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR
ACCOMPANIED BY A CURRENT PROSPECTUS.
                                                        [logo] M F S(TM)
                                                        INVESTMENT MANAGEMENT(R)

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
Most investors are familiar with the basic principles of investing - focus on the long term and keep your assets diversified across different investment categories. Still, it is surprising how often we forget these basic lessons. Certainly, the dot-com euphoria that overtook Wall Street in the late 1990s had many people hoping they could become millionaires overnight. But the market decline that started in the spring of 2000 taught everyone how misguided those hopes had been.

Now, less than six years after the market taught a harsh lesson in the follies of speculative investing, we are seeing a number of trends that suggest many investors, including professionals, are hoping for overnight miracles again. We see a steady stream of market "gurus" on television news shows, promising to teach amateur investors the strategies that will allow them to get rich quick. Hedge funds - which by their nature move in and out of investments rapidly - have soared in popularity in recent years. We are reminded every day that we live in a "what have you done for me lately?" world, but this mindset should not influence how we invest and manage our money. In fact, investors often fall short of their goals because they traded in and out of investments too frequently and at inopportune times.

Throughout our more than 80-year history, MFS' money management process has focused on long-term investment opportunities. We firmly believe that the best way to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. And rebalance assets regularly to maintain a desired asset allocation.* This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    February 15, 2006

* Asset allocation, diversification, and rebalancing do not guarantee a profit or protect against a loss. The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE(b)

              Bonds                                      98.6%
              Cash & Other Net Assets                     1.4%

              BOND MARKET SECTORS (b)

              Mortgage Backed Securities                 35.7%
              ------------------------------------------------
              U.S. Treasury Securities                   30.9%
              ------------------------------------------------
              U.S. Government Agencies                   29.5%
              ------------------------------------------------
              Residential Mortgage Backed Securities      2.5%
              ------------------------------------------------
              Cash & Other Net Assets                     1.4%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                         100%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)                         1.5
              ------------------------------------------------
              Average Life (m)                        2.1 yrs.
              ------------------------------------------------
              Average Maturity (m)                    7.4 yrs.
              ------------------------------------------------
              Average Credit Quality of
              Rated Securities (a)                         AAA
              ------------------------------------------------
              Average Short Term Quality                   A-1
              ------------------------------------------------

(b) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 12/31/05.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre- refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond fund's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a fund with a 5-year duration is likely to lose about 5.00% of its value.

Percentages are based on net assets as of 12/31/05, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended December 31, 2005, Class A shares of the MFS Government Limited Maturity Fund provided a total return of 1.50%, not including sales charge. This compares with a return of 1.73% for the fund's benchmark, the Lehman Brothers 1-3 Year U.S. Government Bond Index.

DETRACTORS FROM PERFORMANCE

The fund's overweighted position in mortgage-backed securities, which underperformed comparable-maturity Treasuries, held back relative performance. An underweighted position in agency securities also detracted from relative results.

CONTRIBUTORS TO PERFORMANCE

Yield curve positioning (a yield curve graphically depicts the yields of different maturity bonds of the same credit quality and type; a normal yield curve is upward sloping, with short-term rates lower than long-term rates) contributed to the fund's relative performance. During the period, bonds with maturities on the longer (greater than 3 years) end of the yield curve experienced less of an increase in yields than those on the shorter (less than 3 years) end of the curve. Hence, the portfolio's overweighted position in bonds with maturities greater than 3 years helped returns. The portfolio's shorter duration stance (duration is a measure of a portfolio's sensitivity to changes in interest rates) also boosted relative results as short-term interest rates rose.

Respectfully,

James J. Calmas
Portfolio Manager

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS Fund. References to specific securities are not recommendations of such securities, and may not be representative of any MFS Fund's current or future investments.

PERFORMANCE SUMMARY THROUGH 12/31/05

The following chart illustrates the historical performance of the fund's Class A shares in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than that of the class depicted below. (See Notes to Performance Summary.)

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR MOST RECENT MONTH-END PERFORMANCE, PLEASE VISIT MFS.COM. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR CLASS I SHARES CALL 1-888-808-6374.) THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                       MFS Government          Lehman Brothers
                       Limited Maturity         1-3 Year U.S.
                           Fund                  Government
                         - Class A               Bond Index
          12/95           $ 9,750                 $10,000
          12/96            10,040                  10,508
          12/97            10,673                  11,207
          12/98            11,350                  11,988
          12/99            11,611                  12,344
          12/00            12,490                  13,353
          12/01            13,365                  14,492
          12/02            14,135                  15,363
          12/03            14,239                  15,673
          12/04            14,350                  15,840
          12/05            14,565                  16,114

TOTAL RETURNS THROUGH 12/31/05

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date         1-yr         5-yr        10-yr
------------------------------------------------------------------------------
        A                 9/26/88               1.50%        3.12%       4.10%
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        B                 9/07/93               0.71%        2.30%       3.27%
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        C                 8/01/94               0.63%        2.23%       3.21%
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        I                 1/02/97               1.69%        3.64%       4.42%
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AVERAGE ANNUAL

Comparative benchmarks
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Average short-term U.S. government fund(1)      1.41%        3.18%       4.22%
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Lehman Brothers 1-3 Year U.S. Government
Bond Index (s)                                  1.73%        3.83%       4.89%
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AVERAGE ANNUAL WITH SALES CHARGE

   Share class
------------------------------------------------------------------------------
        A                                      -1.04%        2.60%       3.83%
With Initial Sales Charge (2.50%)
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        B                                      -3.21%        1.95%       3.27%
With CDSC (Declining over six years from 4% to 0%)
------------------------------------------------------------------------------
        C                                      -0.35%        2.23%       3.21%
With CDSC (1% for 12 months) (a)
------------------------------------------------------------------------------
Class I shares do not have a sales charge. Please see Notes to Performance Summary for more details.

CDSC -- Contingent Deferred Sales Charge.

(a) Assuming redemption within one year from the end of the prior month of purchase.

(l) Source: Lipper Inc., an independent firm that reports mutual fund performance.

(s) Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

Lehman Brothers 1-3 Year U.S. Government Bond Index - measures the short-term (1 to 3 years) government bond market.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class I shares are available only to certain eligible investors.

Performance for class I shares includes the performance of the fund's Class A shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD, JULY 1, 2005 THROUGH DECEMBER 31, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2005 through December 31, 2005.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------
                                                                    Expenses
                                                                   Paid During
                          Annualized   Beginning       Ending      Period (p)
  Share                     Expense  Account Value  Account Value   7/01/05-
  Class                      Ratio      7/01/05       12/31/05      12/31/05
------------------------------------------------------------------------------
         Actual              0.73%     $1,000.00     $1,007.10      $3.69

  A  -------------------------------------------------------------------------
         Hypothetical (h)    0.73%     $1,000.00     $1,021.53      $3.72
------------------------------------------------------------------------------
         Actual              1.48%     $1,000.00     $1,002.00      $7.47
  B  -------------------------------------------------------------------------
         Hypothetical (h)    1.48%     $1,000.00     $1,017.74      $7.53
------------------------------------------------------------------------------
         Actual              1.55%     $1,000.00     $1,001.40      $7.82
  C  -------------------------------------------------------------------------
         Hypothetical (h)    1.55%     $1,000.00     $1,017.39      $7.88
------------------------------------------------------------------------------
         Actual              0.68%     $1,000.00     $1,006.80      $3.44
  I  -------------------------------------------------------------------------
         Hypothetical (h)    0.68%     $1,000.00     $1,021.78      $3.47
------------------------------------------------------------------------------

(h) 5% class return per year before expenses.

(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS - 12/31/05

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 97.8%
------------------------------------------------------------------------------------------------------
ISSUER                                                             SHARES/PAR ($)        VALUE ($)
------------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 2.5%
------------------------------------------------------------------------------------------------------
IMPAC CMB Trust, FRN, 4.6988%, 2033                               $   2,136,397        $     2,136,486
Thornburg Mortgage Securities Trust, FRN, 4.7188%, 2043               5,341,496              5,364,007
                                                                                       ---------------
                                                                                       $     7,500,493
------------------------------------------------------------------------------------------------------
Mortgage Backed - 35.7%
------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2014 - 2020                                     $  23,544,953        $    23,713,157
Fannie Mae, 7%, 2015 - 2016                                           3,334,949              3,465,635
Fannie Mae, 6.5%, 2016 - 2017                                         5,865,976              6,028,066
Fannie Mae, 6%, 2017                                                  4,258,724              4,353,312
Fannie Mae, 5%, 2019                                                  2,461,240              2,438,445
Fannie Mae, 3.686%, 2033                                              1,894,796              1,887,059
Fannie Mae, 3.586%, 2033                                              3,039,716              3,042,186
Fannie Mae, 3.72%, 2033                                               5,069,239              4,979,207
Freddie Mac, 4.5%, 2008                                               1,292,475              1,288,943
Freddie Mac, 7.5%, 2015                                               1,268,476              1,332,168
Freddie Mac, 6%, 2016 - 2017                                          6,211,204              6,340,402
Freddie Mac, 5.5%, 2019 - 2025                                       13,082,432             13,145,455
Freddie Mac, 5%, 2020 - 2025                                         17,918,306             17,851,919
Freddie Mac, 3%, 2021                                                 2,400,000              2,345,161
Freddie Mac, 3.108%, 2035                                               639,488                635,997
Freddie Mac, FRN, 4.6694%, 2026                                       7,195,270              7,213,261
Freddie Mac, FRN, 4.8194%, 2031                                       5,984,192              6,004,916
Ginnie Mae, 8.5%, 2010                                                  141,262                142,956
Ginnie Mae, 4.5%, 2032                                                1,062,469              1,063,794
                                                                                       ---------------
                                                                                       $   107,272,039
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U.S. Government Agencies - 29.1%
------------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2007                                              $  13,000,000        $    13,025,896
Fannie Mae, 6.625%, 2007                                              7,000,000              7,221,438
Fannie Mae, 3.25%, 2007                                               5,000,000              4,867,775
Fannie Mae, 4.25%, 2009                                               6,500,000              6,403,657
Federal Home Loan Bank, 5.125%, 2006                                  9,000,000              9,007,002
Federal Home Loan Bank, 2.5%, 2006                                    9,000,000              8,962,965
Federal Home Loan Bank, 3.25%, 2006                                  15,000,000             14,889,135
Freddie Mac, 4.875%, 2007                                             2,100,000              2,102,354
Freddie Mac, 4.25%, 2009                                             20,000,000             19,685,300
Overseas Private Investment Corp., 0%, 2007                           1,354,323              1,367,866
                                                                                       ---------------
                                                                                       $    87,533,388
------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 30.5%
------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.625%, 2006                                 $   7,200,000        $     7,207,315
U.S. Treasury Notes, 6.875%, 2006                                    11,200,000             11,301,058
U.S. Treasury Notes, 7%, 2006                                         5,000,000              5,066,210
U.S. Treasury Notes, 2.375%, 2006                                    17,000,000             16,790,815
U.S. Treasury Notes, 6.5%, 2006                                      20,000,000             20,303,900
U.S. Treasury Notes, 3.5%, 2006                                       6,700,000              6,647,392
U.S. Treasury Notes, 6.125%, 2007                                    11,000,000             11,291,324
U.S. Treasury Notes, 3.25%, 2009                                      5,600,000              5,422,155
U.S. Treasury Notes, 3.375%, 2009                                     8,000,000              7,732,816
                                                                                       ---------------
                                                                                       $    91,762,985
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Total Bonds (Identified Cost, $298,532,947)                                            $   294,068,905
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Repurchase Agreement - 1.7%
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Morgan Stanley, 4.23%, dated 12/30/05, due 1/03/06, total to be received $5,217,451 (secured by various U.S. Treasury and
Federal Agency obligations in a jointly traded account), at Cost  $   5,215,000        $     5,215,000
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Total Investments (Identified Cost, $303,747,947)                                      $   299,283,905
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Other Assets, Less Liabilities - 0.5%                                                        1,454,469
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Net Assets - 100.0%                                                                    $   300,738,374
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The following abbreviation is used in the Portfolio of Investments and is defined:

FRN Floating Rate Note. The interest rate is the rate in effect as of period end.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Assets and Liabilities

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of the fund.

AT 12/31/05

ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value  (identified cost, $303,747,947)             $299,283,905
Cash                                                                        942
Receivable for fund shares sold                                         295,228
Interest receivable                                                   2,939,087
Other assets                                                              1,590
-------------------------------------------------------------------------------------------------------
Total assets                                                                               $302,520,752
-------------------------------------------------------------------------------------------------------

LIABILITIES
-------------------------------------------------------------------------------------------------------
Distributions payable                                                  $890,070
Payable for fund shares reacquired                                      631,706
Payable to affiliates
  Management fee                                                          4,126
  Shareholder servicing costs                                            53,891
  Distribution and service fees                                          49,843
  Administrative services fee                                               150
Accrued expenses and other liabilities                                  152,592
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                            $1,782,378
-------------------------------------------------------------------------------------------------------
Net assets                                                                                 $300,738,374
-------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                    $349,473,093
Unrealized appreciation (depreciation) on investments                (4,464,042)
Accumulated net realized gain (loss) on investments                 (43,960,760)
Accumulated distributions in excess of net investment income           (309,917)
-------------------------------------------------------------------------------------------------------
Net assets                                                                                 $300,738,374
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                    38,645,173
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $166,610,896
  Shares outstanding                                                 21,364,865
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                       $7.80
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/97.50X$7.80)                                                      $8.00
-------------------------------------------------------------------------------------------------------

Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $90,849,603
  Shares outstanding                                                 11,691,393
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                    $7.77
-------------------------------------------------------------------------------------------------------

Class C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $42,992,113
  Shares outstanding                                                  5,552,918
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                    $7.74
-------------------------------------------------------------------------------------------------------

Class I shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $285,762
  Shares outstanding                                                     35,997
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                           $7.94
-------------------------------------------------------------------------------------------------------
On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Operations

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

YEAR ENDED 12/31/05

NET INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------
Income
  Interest                                                                                  $11,415,972
-------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                      $1,368,574
  Distribution and service fees                                        1,822,741
  Shareholder servicing costs                                            630,250
  Administrative services fee                                             45,877
  Independent trustees' compensation                                      16,497
  Custodian fee                                                          128,114
  Printing                                                                47,896
  Postage                                                                 25,808
  Auditing fees                                                           42,397
  Legal fees                                                              11,082
  Shareholder solicitation expenses                                       25,244
  Miscellaneous                                                           95,813
-------------------------------------------------------------------------------------------------------
Total expenses                                                                               $4,260,293
-------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                   (20,938)
  Reduction of expenses by investment adviser                           (514,354)
-------------------------------------------------------------------------------------------------------
Net expenses                                                                                 $3,725,001
-------------------------------------------------------------------------------------------------------
Net investment income                                                                        $7,690,971
-------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                                   $(1,772,861)
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                               $(2,454,719)
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                      $(4,227,580)
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                         $3,463,391
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statements of Changes in Net Assets

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 12/31                                            2005                       2004

CHANGE IN NET ASSETS
------------------------------------------------------------------------------------------------------
FROM OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income                                            $7,690,971                 $8,787,528(r)
Net realized gain (loss) on investments                          (1,772,861)                 2,660,007
Net unrealized gain (loss) on investments                        (2,454,719)                (9,589,276)
------------------------------------------------------------------------------------------------------
Change in net assets from operations                             $3,463,391                 $1,858,259(r)
------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                       $(6,541,820)               $(7,954,498)
  Class B                                                        (3,110,827)                (4,421,017)
  Class C                                                        (1,511,557)                (2,441,537)
  Class I                                                            (5,279)                      (565)
------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                   $(11,169,483)              $(14,817,617)
------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions              $(92,464,699)             $(185,597,510)
------------------------------------------------------------------------------------------------------
Redemption fees                                                      $1,344                     $1,552
------------------------------------------------------------------------------------------------------
Total change in net assets                                    $(100,169,447)             $(198,555,316)(r)
------------------------------------------------------------------------------------------------------

NET ASSETS
------------------------------------------------------------------------------------------------------
At beginning of period                                          400,907,821                599,463,137
At end of period (including accumulated distributions in
excess of net investment income of $309,917 and
$971,815(r), respectively)                                     $300,738,374               $400,907,821(r)
------------------------------------------------------------------------------------------------------

(r) Certain amounts for the year ended December 31, 2004 have been restated. See
    Note 7 of the Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Financial Highlights

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years.
Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

CLASS A
                                                                          YEARS ENDED 12/31
                                         ------------------------------------------------------------------------------------
                                                 2005              2004              2003              2002              2001

Net asset value, beginning of period            $7.97             $8.19             $8.46             $8.35             $8.24
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                     $0.21             $0.18             $0.16             $0.28             $0.40
  Net realized and unrealized gain
  (loss) on investments                         (0.09)            (0.12)            (0.10)             0.19              0.17
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                $0.12             $0.06             $0.06             $0.47             $0.57
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                   $(0.29)           $(0.28)           $(0.32)           $(0.36)           $(0.46)
  From paid-in capital                             --                --             (0.01)               --                --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                   $(0.29)           $(0.28)           $(0.33)           $(0.36)           $(0.46)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $7.80             $7.97             $8.19             $8.46             $8.35
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (t)(r)                          1.50              0.78              0.73              5.76              7.00
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)           0.87              0.80(x)           0.81              0.79              0.81
Expenses after expense reductions (f)            0.72              0.68(x)           0.81              0.79              0.81
Net investment income                            2.63              2.27(x)           1.86              3.30              4.79
Portfolio turnover                                 18                32               133               144               100
Net assets at end of period
(000 Omitted)                                $166,611          $200,078(x)       $273,578          $396,984          $279,688
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS B
                                                                          YEARS ENDED 12/31
                                         ------------------------------------------------------------------------------------
                                                 2005              2004              2003              2002              2001

Net asset value, beginning of period            $7.94             $8.16             $8.43             $8.33             $8.22
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                     $0.14             $0.12             $0.09             $0.20             $0.33
  Net realized and unrealized gain
  (loss) on investments                         (0.09)            (0.12)            (0.10)             0.20              0.17
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                $0.05             $0.00            $(0.01)            $0.40             $0.50
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                   $(0.22)           $(0.22)           $(0.25)           $(0.30)           $(0.39)
  From paid-in capital                             --                --             (0.01)               --                --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                   $(0.22)           $(0.22)           $(0.26)           $(0.30)           $(0.39)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $7.77             $7.94             $8.16             $8.43             $8.33
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (t)(r)                          0.71             (0.01)            (0.07)             4.84              6.20
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)           1.65              1.58(x)           1.59              1.57              1.59
Expenses after expense reductions (f)            1.50              1.46(x)           1.59              1.57              1.59
Net investment income                            1.85              1.47(x)           1.06              2.47              3.99
Portfolio turnover                                 18                32               133               144               100
Net assets at end of period
(000 Omitted)                                 $90,850          $132,301(x)       $201,557          $265,693          $121,405
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS C
                                                                          YEARS ENDED 12/31
                                         ------------------------------------------------------------------------------------
                                                 2005              2004              2003              2002              2001

Net asset value, beginning of period            $7.91             $8.13             $8.40             $8.30             $8.19
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                     $0.14             $0.11             $0.08             $0.20             $0.31
  Net realized and unrealized gain
  (loss) on investments                         (0.09)            (0.12)            (0.09)             0.19              0.18
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                $0.05            $(0.01)           $(0.01)            $0.39             $0.49
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                   $(0.22)           $(0.21)           $(0.25)           $(0.29)           $(0.38)
  From paid-in capital                             --                --             (0.01)               --                --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                   $(0.22)           $(0.21)           $(0.26)           $(0.29)           $(0.38)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $7.74             $7.91             $8.13             $8.40             $8.30
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (t)(r)                          0.63             (0.09)            (0.14)             4.79              6.14
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)           1.71              1.65(x)           1.66              1.64              1.66
Expenses after expense reductions (f)            1.56              1.53(x)           1.66              1.64              1.66
Net investment income                            1.78              1.40(x)           0.96              2.39              3.80
Portfolio turnover                                 18                32               133               144               100
Net assets at end of period
(000 Omitted)                                 $42,992           $68,470(x)       $124,327          $148,294           $71,705
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS I

                                                                          YEARS ENDED 12/31
                                        -------------------------------------------------------------------------------------
                                                2005              2004              2003               2002              2001

Net asset value, beginning of period           $8.11             $8.32             $8.58              $8.36             $8.24
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                    $0.22             $0.18             $0.26              $0.36             $0.43
  Net realized and unrealized gain
  (loss) on investments                        (0.09)            (0.09)            (0.17)              0.23              0.16
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations               $0.13             $0.09             $0.09              $0.59             $0.59
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                  $(0.30)           $(0.30)           $(0.35)            $(0.37)           $(0.47)
  From paid-in capital                            --                --             (0.00)(w)             --                --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                  $(0.30)           $(0.30)           $(0.35)            $(0.37)           $(0.47)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $7.94             $8.11             $8.32              $8.58             $8.36
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                            1.69              1.10              1.05               7.26              7.29
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)          0.77              0.68(x)           0.04(y)            0.64              0.66
Expenses after expense reductions (f)           0.62              0.56(x)           0.04(y)            0.64              0.66
Net investment income                           2.82              2.46(x)           3.17               4.10              5.13
Portfolio turnover                                18                32               133                144               100
Net assets at end of period
(000 Omitted)                                   $286               $58               $--(l)             $--(l)            $--(l)
-----------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.
(d) Per share data are based on average shares outstanding.
(t) Total returns do not include any applicable sales charges.
(r) Certain expenses have been reduced without which performance would have been lower.
(f) Ratios do not reflect reductions from fees paid indirectly.
(w) Per share amount was less than $0.01.
(l) Net assets were less than $500.
(y) Expense ratio is not in correlation with the contractual fee arrangement due to the small size of Class I assets.
(x) Due to revisions, certain amounts for the year ended December 31, 2004 have been changed from what was previously reported.
    These adjustments did not impact the performance or net asset value per share of any class of the fund. The impact of the revisions was an increase to the ratio of net investment income to average net assets and a corresponding decrease to the ratio of expenses to average net assets as follows:

                                             CLASS A           CLASS B           CLASS C            CLASS I
Increase in ratio of net investment
income to average net assets                   0.04%             0.04%             0.04%              0.04%

Decrease in ratio of expenses after
expense reductions to average net
assets                                         0.04%             0.04%             0.04%              0.04%

Decrease in ratio of expenses before
expense reductions to average net
assets                                         0.04%             0.04%             0.04%              0.04%

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Government Limited Maturity Fund (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS - Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated bid price as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term instruments with a maturity at issuance of 365 days or less are generally valued at amortized cost, which approximates market value. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued on the basis of information from brokers and dealers. When pricing-service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provide the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At December 31, 2005 there were no securities on loan.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund no longer charges a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended December 31, 2005, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statements and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards and amortization and accretion of debt securities.

The tax character of distributions declared to shareholders is as follows:

                                                    12/31/05          12/31/04
Ordinary income (including any short-term
capital gains)                                   $11,169,483       $14,817,617
--------------------------------------------------------------------------------

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF DECEMBER 31, 2005
          Cost of investments                           $310,963,781
          ----------------------------------------------------------
          Gross appreciation                                $132,454
          Gross depreciation                             (11,812,330)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)    $(11,679,876)
          Capital loss carryforwards                    $(36,065,782)
          Post-October capital loss deferral                (679,144)
          Other temporary differences                       (309,917)

As of December 31, 2005, the fund had available capital loss carryforwards to offset future realized gains. Such losses expire as follows:

          December 31, 2007                              $(5,108,829)
          December 31, 2008                               (5,065,807)
          December 31, 2011                               (9,973,506)
          December 31, 2012                               (8,822,850)
          December 31, 2013                               (7,094,790)
          ----------------------------------------------------------
              Total                                     $(36,065,782)
          ----------------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund's average daily net assets.

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.25% of the fund's average daily net assets for the period March 1, 2004 through February 28, 2009. For the year ended December 31, 2005, this waiver amounted to $512,702 and is reflected as a reduction of total expenses in the Statement of Operations.

The management fee incurred for the year ended December 31, 2005 was equivalent to an annual effective rate of 0.25% of the fund's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $9,141 for the year ended December 31, 2005, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:

                                               TOTAL      ANNUAL  DISTRIBUTION
               DISTRIBUTION     SERVICE DISTRIBUTION   EFFECTIVE   AND SERVICE
                   FEE RATE    FEE RATE      PLAN(1)     RATE(2)           FEE

Class A               0.10%       0.25%        0.35%       0.15%      $269,198
Class B               0.75%       0.25%        1.00%       0.93%     1,012,544
Class C               0.75%       0.25%        1.00%       1.00%       540,999
-------------------------------------------------------------------------------
Total Distribution and Service Fees                                 $1,822,741

(1) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(2) The annual effective rates represent actual fees incurred under the distribution plan for the year ended December 31, 2005 based on each class' average daily net assets. 0.15% of the Class A service fee is currently being paid by the fund. Payment of the remaining 0.10% of the Class A service fee is not yet implemented and will commence on such date as the fund's Board of Trustees may determine. Payment of the 0.10% annual Class A distribution fee is not yet implemented and will commence on such date as the fund's Board of Trustees may determine. Except in the case of the 0.25% annual Class B service fee paid by the fund upon the sale of Class B shares in the first year, the Class B service fee has been set at 0.15% annually and may be increased to a maximum of 0.25% annually on such date as the fund's Board of Trustees may determine.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended December 31, 2005, were as follows:

                                                        AMOUNT
                                                        ------
          Class A                                       $4,530
          Class B                                     $354,419
          Class C                                       $3,267

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund's Board of Trustees. For the year ended December 31, 2005, the fee was $364,331, which equated to 0.1064% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the year ended December 31, 2005, these costs amounted to $177,444.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the fund's annual fixed amount is $10,000.

The administrative services fee incurred for the year ended December 31, 2005 was equivalent to an annual effective rate of 0.0134% of the fund's average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for retired Independent Trustees which resulted in a pension expense of $5,379. The fund also has an unfunded retirement benefit deferral plan for certain current Independent Trustees which resulted in an expense of $270. Both amounts are included in Independent trustees' compensation for the year ended December 31, 2005.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $1,652, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                                         PURCHASES                  SALES

U.S. government securities                                             $61,190,254           $137,626,267
-----------------------------------------------------------------------------------------------------------
Investments (non-U.S. government securities)                                    --              6,286,859
-----------------------------------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                              Year ended 12/31/05                Year ended 12/31/04
                                            SHARES           AMOUNT           SHARES            AMOUNT

CLASS A SHARES

Shares sold                                 4,348,281       $34,203,949       5,788,149         $46,814,528

Shares issued to shareholders in
reinvestment of distributions                 572,274         4,509,787         717,445           5,806,304

Shares reacquired                          (8,658,026)      (68,166,772)    (14,816,370)       (120,005,520)
--------------------------------------------------------------------------------------------------------------
Net change                                 (3,737,471)     $(29,453,036)     (8,310,776)       $(67,384,688)

CLASS B SHARES

Shares sold                                 1,111,438        $8,715,769       1,878,370         $15,126,305

Shares issued to shareholders in
reinvestment of distributions                 287,942         2,261,594         401,868           3,241,618

Shares reacquired                          (6,364,852)      (49,966,673)    (10,327,150)        (83,271,007)
--------------------------------------------------------------------------------------------------------------
Net change                                 (4,965,472)     $(38,989,310)     (8,046,912)       $(64,903,084)

CLASS C SHARES

Shares sold                                   511,054        $3,993,658         826,016          $6,648,626

Shares issued to shareholders in
reinvestment of distributions                 124,925           977,415         190,631           1,532,541

Shares reacquired                          (3,735,228)      (29,223,879)     (7,659,508)        (61,549,759)
--------------------------------------------------------------------------------------------------------------
Net change                                 (3,099,249)     $(24,252,806)     (6,642,861)       $(53,368,592)

CLASS I SHARES

Shares sold                                    35,027          $280,443           7,136             $58,465

Shares issued to shareholders in
reinvestment of distributions                     549             4,391              48                 389

Shares reacquired                              (6,765)          (54,381)             --                  --
--------------------------------------------------------------------------------------------------------------
Net change                                     28,811          $230,453           7,184             $58,854

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended December 31, 2005 was $2,086, and is included in miscellaneous expense on the Statement of Operations. The fund had no significant borrowings during the year ended December 31, 2005.

(7) REVISIONS TO PRIOR YEAR

Certain expense amounts, specifically Printing, Postage and Miscellaneous expenses, for the year ended December 31, 2004 have been restated. The impact of this restatement was to reduce expenses related to these items and thereby increase net investment income by $158,967 for the year ended December 31, 2004. These adjustments did not impact the performance or net asset value per share of any class of the fund.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of MFS Government Limited Maturity Fund:

We have audited the accompanying statement of assets and liabilities of MFS Government Limited Maturity Fund (the Fund), including the portfolio of investments, as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Government Limited Maturity Fund at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                 /s/ ERNST & YOUNG LLP
Boston, Massachusetts
February 10, 2006

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of February 1, 2006, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.)
The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                          PRINCIPAL OCCUPATIONS DURING
                                POSITION(s) HELD     TRUSTEE/OFFICER         THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                 WITH FUND           SINCE(1)             OTHER DIRECTORSHIPS(2)
-------------------             ----------------     ---------------      -----------------------------
INTERESTED TRUSTEES
Robert J. Manning(3)            Trustee            February 2004       Massachusetts Financial Services
(born 10/20/63)                                                        Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Robert C. Pozen(3)              Trustee            February 2004       Massachusetts Financial Services
(born 08/08/46)                                                        Company, Chairman (since February
                                                                       2004); Secretary of Economic Affairs,
                                                                       The Commonwealth of Massachusetts
                                                                       (January 2002 to December 2002);
                                                                       Fidelity Investments, Vice Chairman
                                                                       (June 2000 to December 2001); Fidelity
                                                                       Management & Research Company
                                                                       (investment adviser), President (March
                                                                       1997 to July 2001); Bell Canada
                                                                       Enterprises (telecommunications),
                                                                       Director; Medtronic, Inc. (medical
                                                                       technology), Director; Telesat
                                                                       (satellite communications), Director

INDEPENDENT TRUSTEES
J. Atwood Ives                  Trustee and Chair  February 1992       Private investor; Eastern
(born 05/01/36)                 of Trustees                            Enterprises (diversified services
                                                                       company), Chairman, Trustee and
                                                                       Chief Executive Officer (until
                                                                       November 2000)

Robert E. Butler(4)             Trustee            January 2006        Consultant - regulatory and
(born 11/29/41)                                                        compliance matters (since July
                                                                       2002); PricewaterhouseCoopers LLP
                                                                       (professional services firm), Partner
                                                                       (November 2000 until June 2002)

Lawrence H. Cohn, M.D.          Trustee            August 1993         Brigham and Women's Hospital,
(born 03/11/37)                                                        Senior Cardiac Surgeon, Chief of
                                                                       Cardiac Surgery (until 2005); Harvard
                                                                       Medical School, Professor of Surgery;
                                                                       Brigham and Women's Hospital
                                                                       Physicians' Organization, Chair (2000
                                                                       to 2004)

David H. Gunning                Trustee            January 2004        Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                        products and service provider),
                                                                       Vice Chairman/Director (since April
                                                                       2001); Encinitos Ventures (private
                                                                       investment company), Principal (1997 to
                                                                       April 2001); Lincoln Electric Holdings,
                                                                       Inc. (welding equipment manufacturer),
                                                                       Director

William R. Gutow                Trustee            December 1993       Private investor and real estate
(born 09/27/41)                                                        consultant; Capitol Entertainment
                                                                       Management Company (video franchise),
                                                                       Vice Chairman

Michael Hegarty                 Trustee            December 2004       Retired; AXA Financial (financial
(born 12/21/44)                                                        services and insurance), Vice
                                                                       Chairman and Chief Operating Officer
                                                                       (until May 2001); The Equitable Life
                                                                       Assurance Society (insurance),
                                                                       President and Chief Operating Officer
                                                                       (until May 2001)

Amy B. Lane                     Trustee            January 2004        Retired; Merrill Lynch & Co.,
(born 02/08/53)                                                        Inc., Managing Director,
                                                                       Investment Banking Group (1997 to
                                                                       February 2001); Borders Group, Inc.
                                                                       (book and music retailer), Director;
                                                                       Federal Realty Investment Trust (real
                                                                       estate investment trust), Trustee

Lawrence T. Perera              Trustee            July 1981           Hemenway & Barnes (attorneys),
(born 06/23/35)                                                        Partner

J. Dale Sherratt                Trustee            August 1993         Insight Resources, Inc. (acquisition
(born 09/23/38)                                                        planning specialists), President; Wellfleet
                                                                       Investments (investor in health care
                                                                       companies), Managing General Partner
                                                                       (since 1993); Cambridge Nutraceuticals
                                                                       (professional nutritional products),
                                                                       Chief Executive Officer (until May
                                                                       2001)

Laurie J. Thomsen               Trustee            March 2005          Private investor; Prism Venture
(born 08/05/57)                                                        Partners (venture capital), Co-
                                                                       founder and General Partner (until
                                                                       June 2004); St. Paul Travelers
                                                                       Companies (commercial property
                                                                       liability insurance), Director

Robert W. Uek                   Trustee            January 2006        Retired (since 1999);
(born 05/18/41)                                                        PricewaterhouseCoopers LLP
                                                                       (professional services firm), Partner
                                                                       (until 1999); Consultant to investment
                                                                       company industry (since 2000); TT
                                                                       International Funds (mutual fund
                                                                       complex), Trustee (2000 until 2005);
                                                                       Hillview Investment Trust II Funds
                                                                       (mutual fund complex), Trustee (2000
                                                                       until 2005)

OFFICERS
Maria F. Dwyer(3)               President          November 2005       Massachusetts Financial Services
(born 12/01/58)                                                        Company, Executive Vice President
                                                                       and Chief Regulatory Officer (since
                                                                       March 2004); Fidelity Management &
                                                                       Research Company, Vice President (prior
                                                                       to March 2004); Fidelity Group of
                                                                       Funds, President and Treasurer (prior
                                                                       to March 2004)

Tracy Atkinson(3)               Treasurer          September 2005      Massachusetts Financial Services
(born 12/30/64)                                                        Company, Senior Vice President
                                                                       (since September 2004);
                                                                       PricewaterhouseCoopers LLP, Partner
                                                                       (prior to September 2004)

Christopher R. Bohane(3)        Assistant          July 2005           Massachusetts Financial Services
(born 1/18/74)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since April 2003);
                                                                       Kirkpatrick & Lockhart LLP (law firm),
                                                                       Associate (prior to April 2003); Nvest
                                                                       Services Company, Assistant Vice
                                                                       President and Associate Counsel (prior
                                                                       to January 2001)

Ethan D. Corey(3)               Assistant          July 2005           Massachusetts Financial Services
(born 11/21/63)                 Secretary and                          Company, Special Counsel (since
                                Assistant Clerk                        December 2004); Dechert LLP (law
                                                                       firm), Counsel (prior to December 2004)

David L. DiLorenzo(3)           Assistant          July 2005           Massachusetts Financial Services
(born 8/10/68)                  Treasurer                              Company, Vice President (since
                                                                       June 2005); JP Morgan Investor
                                                                       Services, Vice President (January 2001
                                                                       to June 2005); State Street Bank, Vice
                                                                       President and Corporate Audit Manager
                                                                       (prior to January 2001)

Timothy M. Fagan(3)             Assistant          September 2005      Massachusetts Financial Services
(born 7/10/68)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since September 2005);
                                                                       John Hancock Advisers, LLC, Vice
                                                                       President and Chief Compliance Officer
                                                                       (September 2004 to August 2005), Senior
                                                                       Attorney (prior to September 2004);
                                                                       John Hancock Group of Funds, Vice
                                                                       President and Chief Compliance Officer
                                                                       (September 2004 to December 2004)

Mark D. Fischer(3)              Assistant          July 2005           Massachusetts Financial Services
(born 10/27/70)                 Treasurer                              Company, Vice President (since May
                                                                       2005); JP Morgan Investment
                                                                       Management Company, Vice President
                                                                       (prior to May 2005)

Brian T. Hourihan(3)            Assistant          September 2004      Massachusetts Financial Services
(born 11/11/64)                 Secretary and                          Company, Vice President, Senior
                                Assistant Clerk                        Counsel and Assistant Secretary
                                                                       (since June 2004); Affiliated Managers
                                                                       Group, Inc., Chief Legal
                                                                       Officer/Centralized Compliance Program
                                                                       (January to April 2004); Fidelity
                                                                       Research & Management Company,
                                                                       Assistant General Counsel (prior to
                                                                       January 2004)

Ellen Moynihan(3)               Assistant          April 1997          Massachusetts Financial Services
(born 11/13/57)                 Treasurer                              Company, Vice President

Susan S. Newton(3)              Assistant          May 2005            Massachusetts Financial Services
(born 03/07/50)                 Secretary and                          Company, Senior Vice President and
                                Assistant Clerk                        Associate General Counsel (since
                                                                       April 2005); John Hancock Advisers,
                                                                       LLC, Senior Vice President, Secretary
                                                                       and Chief Legal Officer (prior to April
                                                                       2005); John Hancock Group of Funds,
                                                                       Senior Vice President, Secretary and
                                                                       Chief Legal Officer (prior to April
                                                                       2005)

Susan A. Pereira(3)             Assistant          July 2005           Massachusetts Financial Services
(born 11/05/70)                 Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since June 2004); Bingham
                                                                       McCutchen LLP (law firm), Associate
                                                                       (January 2001 to June 2004); Preti,
                                                                       Flaherty, Beliveau, Pachios & Haley,
                                                                       LLC, Associate (prior to January 2001)

Mark N. Polebaum(3)             Secretary and      January 2006        Massachusetts Financial Services
(born 05/01/52)                 Clerk                                  Company, Executive Vice President,
                                                                       General Counsel and Secretary (since
                                                                       January 2006); Wilmer Cutler Pickering
                                                                       Hale and Dorr LLP (law firm), Partner
                                                                       (prior to January 2006)

Frank L. Tarantino              Independent Chief  June 2004           Tarantino LLC (provider of
(born 03/07/44)                 Compliance                             compliance services), Principal
                                Officer                                (since June 2004); CRA Business
                                                                       Strategies Group (consulting services),
                                                                       Executive Vice President (April 2003 to
                                                                       June 2004); David L. Babson & Co.
                                                                       (investment adviser), Managing
                                                                       Director, Chief Administrative Officer
                                                                       and Director (February 1997 to March
                                                                       2003)

James O. Yost(3)                Assistant          September 1990      Massachusetts Financial Services
(born 06/12/60)                 Treasurer                              Company, Senior Vice President

------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(3) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(4) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of $351,119.29.

Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Ives, Sherratt and Uek and Mses. Lane and
Thomsen are members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December 31, 2005, each Trustee served as a board member of 98 funds within the MFS
Family of Funds.

The Trust held a shareholders' meeting in 2005, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.
-----------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                              CUSTODIAN
Massachusetts Financial Services Company                        State Street Bank and Trust Company
500 Boylston Street, Boston, MA  02116-3741                     225 Franklin Street, Boston, MA 02110

DISTRIBUTOR                                                     INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
MFS Fund Distributors, Inc.                                     Ernst & Young LLP
500 Boylston Street, Boston, MA                                 200 Clarendon Street, Boston, MA 02116
02116-3741

PORTFOLIO MANAGER
James J. Calmas

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2005 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2004 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate account and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2004, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 56th percentile relative to the other funds in the universe for this three-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Fund's Class A shares was in the 49th percentile for the one-year period and the 50th percentile for the five-year period ended December 31, 2004 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered whether the Fund was subject to any fee waivers or reductions or expense limitations. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is not currently subject to any breakpoints. Taking into account fee waivers or reductions or expense limitations, if any, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the nature and quality of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions to pay for research and other similar services (including MFS' general policy to pay directly for third-party research), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2005.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:
  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2005 income tax forms in January 2006.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information          Phone number        Hours, Eastern Time
--------------------------------------------------------------------------------
General information          1-800-225-2606      8 a.m. to 8 p.m., any
                                                 business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired  1-800-637-6576      9 a.m. to 5 p.m., any
                                                 business day
--------------------------------------------------------------------------------
Share prices, account        1-800-MFS-TALK
balances                     (1-800-637-8255)
exchanges or stock and       touch-tone required 24 hours a day, 365 days a
bond outlooks                                    year
--------------------------------------------------------------------------------

[Graphic Omitted]
MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             GPA-ANN-02/06 27M

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer. The Registrant has amended its Code of Ethics to reflect that the Registrant's Principal Financial Officer and Principal Executive Officer have changed.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Robert E. Butler, J. Atwood Ives and Robert W. Uek and Ms. Laurie J. Thomsen, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in Form N-CSR. In addition, Messrs. Butler, Ives and Uek and Ms. Thomsen are "independent" members of the Audit Committee as defined in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

ITEMS 4(a) THROUGH 4(d) AND 4(g):
The Board of Trustees has appointed Ernst & Young ("E&Y") to serve as independent accountants to the Registrant (the "Fund"). The tables below set forth the audit fees billed to the Fund as well as fees for non-audit services provided to the Fund and/or to the Fund's investment adviser, Massachusetts Financial Services Company ("MFS") and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Fund ("MFS Related Entities").

For the fiscal years ended December 31, 2005 and 2004, audit fees billed to the Fund by E&Y were as follows:

                                                           Audit Fees
           FEES BILLED BY E&Y:                         2005           2004
                                                       ----           ----

                MFS Government Limited              $27,640        $25,200
                Maturity Fund
                         TOTAL

For the fiscal years ended December 31, 2005 and 2004, fees billed by E&Y for audit-related, tax and other services provided to the Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

                                         Audit-Related Fees(1)             Tax Fees(2)               All Other Fees(3)
  FEES BILLED BY E&Y:                     2005           2004           2005          2004           2005           2004
                                          ----           ----           ----          ----           ----           ----

    To MFS Government                        $0             $0        $8,145         $9,350           $140            $0
    Limited Maturity Fund

    To MFS and MFS Related                   $0             $0       $15,500             $0       $667,899       $37,500
    Entities of  MFS
    Government Limited
    Maturity Fund*

  AGGREGATE FEES FOR NON-AUDIT
  SERVICES:
                                           2005                         2004

    To MFS Government Limited          $723,684                      $53,850
    Maturity Fund, MFS and MFS
    Related Entities#

  * This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Fund (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).
  # This amount reflects the aggregate fees billed by E&Y for non-audit services rendered to the Fund and for non-audit services rendered to MFS and the MFS Related Entities.
(1) The fees included under "Audit-Related Fees" are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under "Audit Fees,"
    including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.
(2) The fees included under "Tax Fees" are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.
(3) The fees included under "All Other Fees" are fees for products and services provided by E&Y other than those reported under "Audit Fees," "Audit-Related Fees" and "Tax Fees," including fees for services related to analysis of fund administrative expenses, compliance program and records management projects.

ITEM 4(e)(1):
Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services: To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 between such regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

ITEM 4(e)(2):
None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

ITEM 4(f):  Not applicable.

ITEM 4(h): The Registrant's Audit Committee has considered whether the provision by a Registrant's independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services were provided prior to the effectiveness of SEC rules requiring pre-approval or because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant's principal auditors.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS GOVERNMENT LIMITED MATURITY FUND


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: February 23, 2006
      -----------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: February 23, 2006
      -----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: February 23, 2006
      -----------------


* Print name and title of each signing officer under his or her signature.